Distribution Date:	05/17/22	BANK 2017-BNK6
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, Inc.
Current Mortgage Loan and Property Stratification	8-12		Job Warshaw and Heather Bennett		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Kathleen Luzik	(703) 302-1902
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	060352AA9	1.941000%	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	060352AB7	3.075000%	26,600,000.00	12,981,060.92	736,151.20	33,263.97	0.00	0.00	769,415.17	12,244,909.72	31.62%	30.00%
A-SB	060352AC5	3.289000%	39,900,000.00	39,900,000.00	0.00	109,359.25	0.00	0.00	109,359.25	39,900,000.00	31.62%	30.00%
A-3	060352AD3	3.125000%	58,200,000.00	58,200,000.00	0.00	151,562.50	0.00	0.00	151,562.50	58,200,000.00	31.62%	30.00%
A-4	060352AE1	3.254000%	225,000,000.00	225,000,000.00	0.00	610,125.00	0.00	0.00	610,125.00	225,000,000.00	31.62%	30.00%
A-5	060352AF8	3.518000%	239,812,000.00	239,812,000.00	0.00	703,048.85	0.00	0.00	703,048.85	239,812,000.00	31.62%	30.00%
A-S	060352AJ0	3.741000%	97,525,000.00	97,525,000.00	0.00	304,034.19	0.00	0.00	304,034.19	97,525,000.00	20.03%	19.00%
B	060352AK7	3.964000%	41,005,000.00	41,005,000.00	0.00	135,453.18	0.00	0.00	135,453.18	41,005,000.00	15.15%	14.38%
C	060352AL5	3.851000%	34,355,000.00	34,355,000.00	0.00	110,250.92	0.00	0.00	110,250.92	34,355,000.00	11.07%	10.50%
D	060352AV3	3.100000%	35,464,000.00	35,464,000.00	0.00	91,615.33	0.00	0.00	91,615.33	35,464,000.00	6.85%	6.50%
E	060352AX9	2.633854%	19,948,000.00	19,948,000.00	0.00	43,783.43	0.00	0.00	43,783.43	19,948,000.00	4.48%	4.25%
F	060352AZ4	2.633854%	8,866,000.00	8,866,000.00	0.00	19,459.79	0.00	0.00	19,459.79	8,866,000.00	3.43%	3.25%
G*	060352BB6	2.633854%	28,814,330.00	28,814,330.00	0.00	39,172.91	0.00	0.00	39,172.91	28,814,330.00	0.00%	0.00%
R	060352BD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2DYB70	4.133854%	46,662,596.37	44,308,967.99	38,744.80	151,372.10	0.00	0.00	190,116.90	44,270,223.19	0.00%	0.00%
Regular SubTotal			933,251,926.37	886,179,358.91	774,896.00	2,502,501.42	0.00	0.00	3,277,397.42	885,404,462.91

X-A	060352AG6	0.784566%	620,612,000.00	575,893,060.92	0.00	376,521.87	0.00	0.00	376,521.87	575,156,909.72
X-B	060352AH4	0.318104%	172,885,000.00	172,885,000.00	0.00	45,829.47	0.00	0.00	45,829.47	172,885,000.00
X-D	060352AM3	1.033854%	35,464,000.00	35,464,000.00	0.00	30,553.83	0.00	0.00	30,553.83	35,464,000.00
X-E	060352AP6	1.500000%	19,948,000.00	19,948,000.00	0.00	24,935.00	0.00	0.00	24,935.00	19,948,000.00
X-F	060352AR2	1.500000%	8,866,000.00	8,866,000.00	0.00	11,082.50	0.00	0.00	11,082.50	8,866,000.00
X-G	060352AT8	1.500000%	28,814,330.00	28,814,330.00	0.00	36,017.91	0.00	0.00	36,017.91	28,814,330.00
Notional SubTotal			886,589,330.00	841,870,390.92	0.00	524,940.58	0.00	0.00	524,940.58	841,134,239.72

Deal Distribution Total					774,896.00	3,027,442.00	0.00	0.00	3,802,338.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	060352AA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	060352AB7	488.00980902	27.67485714	1.25052519	0.00000000	0.00000000	0.00000000	0.00000000	28.92538233	460.33495188
A-SB	060352AC5	1,000.00000000	0.00000000	2.74083333	0.00000000	0.00000000	0.00000000	0.00000000	2.74083333	1,000.00000000
A-3	060352AD3	1,000.00000000	0.00000000	2.60416667	0.00000000	0.00000000	0.00000000	0.00000000	2.60416667	1,000.00000000
A-4	060352AE1	1,000.00000000	0.00000000	2.71166667	0.00000000	0.00000000	0.00000000	0.00000000	2.71166667	1,000.00000000
A-5	060352AF8	1,000.00000000	0.00000000	2.93166668	0.00000000	0.00000000	0.00000000	0.00000000	2.93166668	1,000.00000000
A-S	060352AJ0	1,000.00000000	0.00000000	3.11750003	0.00000000	0.00000000	0.00000000	0.00000000	3.11750003	1,000.00000000
B	060352AK7	1,000.00000000	0.00000000	3.30333325	0.00000000	0.00000000	0.00000000	0.00000000	3.30333325	1,000.00000000
C	060352AL5	1,000.00000000	0.00000000	3.20916664	0.00000000	0.00000000	0.00000000	0.00000000	3.20916664	1,000.00000000
D	060352AV3	1,000.00000000	0.00000000	2.58333324	0.00000000	0.00000000	0.00000000	0.00000000	2.58333324	1,000.00000000
E	060352AX9	1,000.00000000	0.00000000	2.19487818	0.00000000	0.00000000	0.00000000	0.00000000	2.19487818	1,000.00000000
F	060352AZ4	1,000.00000000	0.00000000	2.19487819	0.00000000	0.00000000	0.00000000	0.00000000	2.19487819	1,000.00000000
G	060352BB6	1,000.00000000	0.00000000	1.35949404	0.83538399	24.14901752	0.00000000	0.00000000	1.35949404	1,000.00000000
R	060352BD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2DYB70	949.56070680	0.83031814	3.24397080	0.02715023	0.79301867	0.00000000	0.00000000	4.07428893	948.73038866

Notional Certificates
X-A	060352AG6	927.94380534	0.00000000	0.60669447	0.00000000	0.00000000	0.00000000	0.00000000	0.60669447	926.75763556
X-B	060352AH4	1,000.00000000	0.00000000	0.26508644	0.00000000	0.00000000	0.00000000	0.00000000	0.26508644	1,000.00000000
X-D	060352AM3	1,000.00000000	0.00000000	0.86154495	0.00000000	0.00000000	0.00000000	0.00000000	0.86154495	1,000.00000000
X-E	060352AP6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	060352AR2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	060352AT8	1,000.00000000	0.00000000	1.24999991	0.00000000	0.00000000	0.00000000	0.00000000	1.24999991	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	33,263.97	0.00	33,263.97	0.00	0.00	0.00	33,263.97	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	109,359.25	0.00	109,359.25	0.00	0.00	0.00	109,359.25	0.00
A-3	04/01/22 - 04/30/22	30	0.00	151,562.50	0.00	151,562.50	0.00	0.00	0.00	151,562.50	0.00
A-4	04/01/22 - 04/30/22	30	0.00	610,125.00	0.00	610,125.00	0.00	0.00	0.00	610,125.00	0.00
A-5	04/01/22 - 04/30/22	30	0.00	703,048.85	0.00	703,048.85	0.00	0.00	0.00	703,048.85	0.00
X-A	04/01/22 - 04/30/22	30	0.00	376,521.87	0.00	376,521.87	0.00	0.00	0.00	376,521.87	0.00
X-B	04/01/22 - 04/30/22	30	0.00	45,829.47	0.00	45,829.47	0.00	0.00	0.00	45,829.47	0.00
X-D	04/01/22 - 04/30/22	30	0.00	30,553.83	0.00	30,553.83	0.00	0.00	0.00	30,553.83	0.00
X-E	04/01/22 - 04/30/22	30	0.00	24,935.00	0.00	24,935.00	0.00	0.00	0.00	24,935.00	0.00
X-F	04/01/22 - 04/30/22	30	0.00	11,082.50	0.00	11,082.50	0.00	0.00	0.00	11,082.50	0.00
X-G	04/01/22 - 04/30/22	30	0.00	36,017.91	0.00	36,017.91	0.00	0.00	0.00	36,017.91	0.00
A-S	04/01/22 - 04/30/22	30	0.00	304,034.19	0.00	304,034.19	0.00	0.00	0.00	304,034.19	0.00
B	04/01/22 - 04/30/22	30	0.00	135,453.18	0.00	135,453.18	0.00	0.00	0.00	135,453.18	0.00
C	04/01/22 - 04/30/22	30	0.00	110,250.92	0.00	110,250.92	0.00	0.00	0.00	110,250.92	0.00
D	04/01/22 - 04/30/22	30	0.00	91,615.33	0.00	91,615.33	0.00	0.00	0.00	91,615.33	0.00
E	04/01/22 - 04/30/22	30	0.00	43,783.43	0.00	43,783.43	0.00	0.00	0.00	43,783.43	0.00
F	04/01/22 - 04/30/22	30	0.00	19,459.79	0.00	19,459.79	0.00	0.00	0.00	19,459.79	0.00
G	04/01/22 - 04/30/22	30	670,295.51	63,243.94	0.00	63,243.94	24,071.03	0.00	0.00	39,172.91	695,837.76
RR Interest	04/01/22 - 04/30/22	30	35,614.73	152,639.00	0.00	152,639.00	1,266.90	0.00	0.00	151,372.10	37,004.31
Totals			705,910.24	3,052,779.93	0.00	3,052,779.93	25,337.93	0.00	0.00	3,027,442.00	732,842.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,802,338.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,069,087.05	Master Servicing Fee	8,938.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,256.01
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	369.24
ARD Interest	0.00	Operating Advisor Fee	1,216.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	236.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,069,087.05	Total Fees	16,307.09

Principal		Expenses/Reimbursements
Scheduled Principal	774,896.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	21,112.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,225.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	774,896.00	Total Expenses/Reimbursements	25,337.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,027,442.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	774,896.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,802,338.00
Total Funds Collected	3,843,983.05	Total Funds Distributed	3,843,983.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	886,179,359.86	886,179,359.86	Beginning Certificate Balance	886,179,358.91
(-) Scheduled Principal Collections	774,896.00	774,896.00	(-) Principal Distributions	774,896.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	885,404,463.86	885,404,463.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	886,947,735.66	886,947,735.66	Ending Certificate Balance	885,404,462.91
Ending Actual Collateral Balance	886,239,779.89	886,239,779.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.95)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.95)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP
5,000,000 or less	29	87,163,679.39	9.84%	61	3.9532	1.978241	1.30 or less	18	146,643,862.04	16.56%	53	4.3252	0.389326
5,000,001 to 10,000,000	16	119,305,390.82	13.47%	69	4.3811	2.079646	1.31 to 1.40	7	138,135,446.93	15.60%	61	4.4703	1.362240
10,000,001 to 15,000,000	5	60,957,725.33	6.88%	61	4.5130	2.600599	1.41 to 1.50	2	8,273,807.17	0.93%	62	3.7786	1.491428
15,000,001 to 25,000,000	10	198,048,938.32	22.37%	52	4.0496	2.293762	1.51 to 1.60	5	75,809,876.86	8.56%	61	4.2337	1.535801
25,000,001 to 50,000,000	10	332,898,818.02	37.60%	55	4.0511	1.996255	1.61 to 1.70	3	22,008,448.88	2.49%	60	4.7212	1.618093
50,000,001 or greater	1	59,317,500.00	6.70%	61	4.4860	1.383600	1.71 to 2.50	16	220,756,792.98	24.93%	64	4.1671	2.067990
Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307	2.51 to 3.00	3	25,439,843.43	2.87%	61	4.6733	2.810796
							3.01 or greater	17	220,623,973.59	24.92%	51	3.6823	3.817784
							Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP	Oregon	1	1,357,265.92	0.15%	61	4.4860	1.383600
Alabama	3	11,570,934.36	1.31%	52	4.7693	1.949485	Pennsylvania	12	22,395,860.40	2.53%	59	4.0597	2.201891
Arizona	3	21,552,078.52	2.43%	56	4.3110	1.862118	South Carolina	2	692,839.40	0.08%	25	3.5628	3.801000
Arkansas	1	214,351.07	0.02%	61	4.4860	1.383600	Texas	33	84,642,491.03	9.56%	57	4.1996	1.884356
California	28	216,597,490.84	24.46%	65	4.0878	2.438134	Virginia	6	22,677,091.09	2.56%	57	4.1455	3.021916
Colorado	1	8,464,199.45	0.96%	62	4.4500	1.866800	Washington	2	3,205,028.90	0.36%	61	4.4860	1.383600
Connecticut	3	25,705,041.94	2.90%	55	4.4397	0.055167	Wisconsin	4	4,190,099.12	0.47%	30	3.6827	3.487005
Florida	6	52,975,405.56	5.98%	30	4.4301	1.528630	Wyoming	1	631,598.98	0.07%	61	4.4860	1.383600
Illinois	4	11,329,811.28	1.28%	62	4.6403	1.389406	Totals	186	885,404,463.86	100.00%	58	4.1557	2.056307
Indiana	8	16,639,995.66	1.88%	43	4.0616	2.789038
									Property Type³
Iowa	1	512,351.82	0.06%	25	3.5628	3.801000
Kentucky	1	1,108,657.81	0.13%	61	4.4860	1.383600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	8,750,171.62	0.99%	60	4.6736	1.420624		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	44,871,446.32	5.07%	57	4.3616	1.572353	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP
Michigan	7	13,666,035.14	1.54%	44	4.1032	2.748679	Industrial	26	71,253,636.73	8.05%	36	3.9869	2.925550
Minnesota	4	4,180,566.71	0.47%	36	3.8426	3.068276	Lodging	69	124,939,808.88	14.11%	61	4.6144	0.737367
Missouri	5	13,432,215.14	1.52%	54	4.3685	2.253126	Mixed Use	2	116,901,117.66	13.20%	61	3.5290	2.020190
Montana	1	10,710,466.47	1.21%	61	4.1800	3.319500	Mobile Home Park	1	3,975,446.94	0.45%	61	4.6800	2.106600
Nevada	3	18,678,879.29	2.11%	60	4.9085	3.320824	Multi-Family	20	58,756,370.21	6.64%	61	3.8559	1.553460
New Jersey	2	7,393,500.42	0.84%	62	3.9266	3.959154	Office	29	171,942,325.37	19.42%	50	4.1339	2.040465
New Mexico	1	6,381,459.09	0.72%	61	4.4580	1.367100	Other	1	14,784,812.37	1.67%	61	5.0300	2.774100
New York	22	189,923,538.85	21.45%	61	3.7018	1.888691	Retail	20	247,028,903.57	27.90%	61	4.2372	2.228635
North Carolina	3	28,227,049.54	3.19%	59	5.1073	(1.088824)	Self Storage	13	48,109,630.13	5.43%	80	4.3426	2.408351
Ohio	5	3,836,040.58	0.43%	49	4.1870	2.166570	Totals	186	885,404,463.86	100.00%	58	4.1557	2.056307
Oklahoma	3	1,178,089.54	0.13%	50	4.2132	2.098026

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP
	4.00000% or less	32	307,925,431.88	34.78%	54	3.6226	2.922492	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.49999%	22	354,539,047.68	40.04%	58	4.2783	1.838054	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.99999%	15	153,678,859.51	17.36%	65	4.6480	1.441020	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	41,548,712.81	4.69%	60	5.1137	0.167132	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307	49 months or greater	71	857,692,051.88	96.87%	58	4.1496	2.075302
								Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP
	60 months or less	10	209,321,737.50	23.64%	43	4.2419	1.965256	Interest Only	21	409,415,500.00	46.24%	55	3.9198	2.736012
61 months to 84 months		60	640,826,406.94	72.38%	61	4.1118	2.107517	240 months or less	2	34,307,807.88	3.87%	87	5.0808	(0.467063)
85 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	9	51,738,638.32	5.84%	61	4.4740	1.863309
112 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	39	362,230,105.68	40.91%	58	4.2749	1.599600
	121 months or greater	1	7,543,907.44	0.85%	181	4.8000	2.392200	Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307
	Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	27,712,411.98	3.13%	60	4.3451	NAP				None
Underwriter's Information		7	103,396,000.00	11.68%	55	3.5274	3.873435
	1 year or less	47	706,277,577.84	79.77%	58	4.2605	1.847995
	1 year to 2 years	16	43,968,474.04	4.97%	61	3.7822	1.495925
	2 years or greater	1	4,050,000.00	0.46%	62	4.6800	2.099000
	Totals	76	885,404,463.86	100.00%	58	4.1557	2.056307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011572	MU	New York	NY	Actual/360	3.430%	107,187.50	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	05/09/22
1A	310941514				Actual/360	3.430%	86,321.67	0.00	0.00	N/A	06/09/27	--	30,200,000.00	30,200,000.00	05/09/22
1B	453011573				Actual/360	3.430%	63,740.83	0.00	0.00	N/A	06/09/27	--	22,300,000.00	22,300,000.00	05/09/22
2A	308170102				Actual/360	3.563%	47,207.50	0.00	0.00	N/A	06/05/24	--	15,900,000.00	15,900,000.00	05/05/22
2	308170002	Various Various		Various	Actual/360	3.563%	133,606.12	0.00	0.00	N/A	06/05/24	--	45,000,000.00	45,000,000.00	05/05/22
3	308170003	RT	Torrance	CA	Actual/360	3.658%	74,817.21	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	05/01/22
3A	310941127				Actual/360	3.658%	62,351.23	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	05/01/22
3B	308170103				Actual/360	3.658%	16,620.29	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	05/01/22
3C	308170203				Actual/360	3.658%	13,846.69	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	05/01/22
3D	310941341				Actual/360	3.658%	13,846.69	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	05/01/22
4	308170004	LO	Various	Various	Actual/360	4.486%	221,748.59	0.00	0.00	N/A	06/01/27	--	59,317,500.00	59,317,500.00	05/01/22
5	453011580	OF	White Plains	NY	Actual/360	4.076%	140,050.97	64,717.07	0.00	N/A	07/01/27	--	41,231,885.71	41,167,168.64	05/01/22
6	300801624	RT	Capitol Heights	MD	Actual/360	4.450%	147,593.75	58,930.94	0.00	N/A	06/01/27	--	39,800,562.22	39,741,631.28	05/01/22
7	310941728	OF	San Jose	CA	Actual/360	4.140%	103,724.25	0.00	0.00	N/A	05/11/27	--	30,065,000.00	30,065,000.00	05/11/22
8	610941656	IN	Lakeland	FL	Actual/360	4.570%	114,250.00	0.00	0.00	N/A	07/05/26	--	30,000,000.00	30,000,000.00	05/05/22
9	310932793	LO	Greensboro	NC	Actual/360	5.160%	115,354.94	62,830.01	0.00	N/A	05/11/27	--	26,826,730.45	26,763,900.44	05/11/22
10	308170010	MU	El Segundo	CA	Actual/360	3.860%	86,699.96	52,236.37	0.00	N/A	07/01/27	--	26,953,354.03	26,901,117.66	05/01/22
11	310939872	RT	Pearland	TX	Actual/360	4.222%	89,932.86	0.00	0.00	N/A	07/11/27	--	25,560,000.00	25,560,000.00	05/11/22
12	600940183	LO	Trumbull	CT	Actual/360	4.650%	78,595.80	34,844.30	0.00	N/A	07/11/27	--	20,282,786.30	20,247,942.00	03/11/20
13	610939655	OF	Jacksonville	FL	Actual/360	4.350%	72,549.42	31,991.06	0.00	N/A	06/11/22	--	20,013,631.81	19,981,640.75	05/11/22
14	300801631	SS	Various	PA	Actual/360	4.041%	65,764.13	32,831.07	0.00	N/A	06/01/27	--	19,529,064.73	19,496,233.66	05/01/22
15	310939896	OF	Santa Rosa	CA	Actual/360	4.290%	71,078.19	30,250.12	0.00	N/A	06/11/27	--	19,882,011.80	19,851,761.68	05/11/22
16	310939307	OF	Frisco	TX	Actual/360	4.600%	68,333.97	30,862.72	0.00	N/A	07/11/27	--	17,826,253.73	17,795,391.01	05/11/22
17	310939390	RT	Tucson	AZ	Actual/360	4.430%	64,633.89	36,081.79	0.00	N/A	06/11/27	--	17,508,051.01	17,471,969.22	05/11/22
18	1648253	98	Las Vegas	NV	Actual/360	5.030%	62,074.07	24,110.98	0.00	N/A	06/01/27	--	14,808,923.35	14,784,812.37	05/01/22
19	410940573	SS	Millbrae	CA	Actual/360	4.280%	47,323.71	24,262.47	0.00	N/A	06/11/27	--	13,268,329.76	13,244,067.29	05/11/22
20	310940549	RT	Beverly Hills	CA	Actual/360	4.100%	44,416.67	0.00	0.00	N/A	05/11/27	--	13,000,000.00	13,000,000.00	05/11/22
21	1749660	LO	Bozeman	MT	Actual/360	4.180%	37,373.37	18,729.45	0.00	N/A	06/01/27	--	10,729,195.92	10,710,466.47	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	600940129	SS	St. Louis	MO	Actual/360	4.550%	41,630.33	16,980.63	0.00	N/A	06/11/27	--	10,979,427.12	10,962,446.49	05/11/22
23	310939962	RT	Norwalk	CA	Actual/360	4.590%	43,987.50	0.00	0.00	N/A	05/11/27	--	11,500,000.00	11,500,000.00	05/11/22
24	410937694	RT	Opelika	AL	Actual/360	4.990%	40,735.26	14,859.06	0.00	N/A	02/11/27	--	9,796,055.37	9,781,196.31	05/11/22
25	1749302	OF	Alexandria	VA	Actual/360	4.180%	34,136.67	0.00	0.00	N/A	06/01/27	--	9,800,000.00	9,800,000.00	05/01/22
26	610941043	RT	Chicago	IL	Actual/360	4.680%	35,202.10	14,471.79	0.00	N/A	07/11/27	--	9,026,180.42	9,011,708.63	05/11/22
27	300801639	RT	Lakewood	CO	Actual/360	4.450%	31,443.79	15,024.27	0.00	N/A	07/01/27	--	8,479,223.72	8,464,199.45	05/01/22
28	410940249	SS	Mission Viejo Aliso V	CA	Actual/360	4.800%	30,288.10	28,118.07	0.00	N/A	06/11/37	--	7,572,025.51	7,543,907.44	05/11/22
29	1749413	RT	New Orleans	LA	Actual/360	4.730%	32,870.30	11,705.60	0.00	N/A	07/01/27	--	8,339,186.97	8,327,481.37	05/01/22
31	410940643	RT	Norwalk	CA	Actual/360	4.670%	32,300.83	0.00	0.00	N/A	07/11/27	--	8,300,000.00	8,300,000.00	05/11/22
32	300801637	LO	Norfolk	VA	Actual/360	4.228%	27,834.33	0.00	0.00	N/A	07/01/27	--	7,900,000.00	7,900,000.00	05/01/22
33	310939475	OF	San Francisco	CA	Actual/360	4.020%	24,555.50	0.00	0.00	N/A	05/11/27	--	7,330,000.00	7,330,000.00	05/11/22
34	300801626	SS	Houston	TX	Actual/360	4.500%	24,585.46	11,591.87	0.00	N/A	06/01/27	--	6,556,122.65	6,544,530.78	05/01/22
35	1749137	MF	New Paltz	NY	Actual/360	4.500%	26,250.00	0.00	0.00	N/A	06/01/27	--	7,000,000.00	7,000,000.00	05/01/22
36	410940660	SS	Grass Valley	CA	Actual/360	4.240%	24,017.55	10,377.27	0.00	N/A	07/11/27	--	6,797,419.82	6,787,042.55	05/11/22
37	300801630	RT	Santa Fe	NM	Actual/360	4.458%	23,744.41	10,036.51	0.00	N/A	06/01/27	--	6,391,495.60	6,381,459.09	05/01/22
38	1749246	RT	Bedford	TX	Actual/360	3.940%	19,458.88	11,348.70	0.00	N/A	07/01/27	--	5,926,563.12	5,915,214.42	05/01/22
39	1749679	OF	Marlton	NJ	Actual/360	3.830%	20,123.46	0.00	0.00	N/A	07/01/27	--	6,305,000.00	6,305,000.00	05/01/22
41	1749249	RT	Arlington	TX	Actual/360	3.940%	16,465.21	9,602.74	0.00	N/A	07/01/27	--	5,014,784.30	5,005,181.56	05/01/22
42	470105220	MF	Long Beach	NY	Actual/360	3.650%	15,208.33	0.00	0.00	N/A	07/01/27	--	5,000,000.00	5,000,000.00	05/01/22
43	470104450	MF	Spring Valley	NY	Actual/360	3.740%	14,750.92	5,344.84	0.00	N/A	07/01/27	--	4,732,916.08	4,727,571.24	05/01/22
44	300801625	SS	Fort Worth	TX	Actual/360	4.500%	15,667.21	7,386.97	0.00	N/A	06/01/27	--	4,177,921.39	4,170,534.42	05/01/22
45	410938782	RT	Blue Jay	CA	Actual/360	4.200%	15,225.00	0.00	0.00	N/A	06/11/27	--	4,350,000.00	4,350,000.00	05/11/22
46	300801655	MH	Kokomo	IN	Actual/360	4.680%	15,530.95	6,848.17	0.00	N/A	06/01/27	--	3,982,295.11	3,975,446.94	05/01/22
47	1749248	RT	Temple	TX	Actual/360	4.160%	13,639.74	7,287.73	0.00	N/A	07/01/27	--	3,934,540.30	3,927,252.57	05/01/22
48	470105100	MF	Forest Hills	NY	Actual/360	3.710%	11,794.59	7,561.06	0.00	N/A	07/01/27	--	3,814,960.74	3,807,399.68	05/01/22
49	1749596	RT	Houghton	MI	Actual/360	4.680%	15,795.00	0.00	0.00	N/A	07/01/27	--	4,050,000.00	4,050,000.00	05/01/22
50	470105060	MF	Hartsdale	NY	Actual/360	3.710%	11,210.52	7,223.43	0.00	N/A	06/01/27	--	3,626,042.98	3,618,819.55	05/01/22
51	470104140	MF	Yonkers	NY	Actual/360	3.830%	11,331.00	3,947.56	0.00	N/A	06/01/27	--	3,550,183.49	3,546,235.93	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
52	470104430	MF	Jackson Heights	NY	Actual/360	3.840%	10,611.32	6,479.34	0.00	N/A	06/01/27	--	3,316,037.58	3,309,558.24	05/01/22
53	470104740	MF	New York	NY	Actual/360	3.760%	11,280.00	0.00	0.00	N/A	06/01/27	--	3,600,000.00	3,600,000.00	05/01/22
54	470105010	MF	Bronx	NY	Actual/360	3.620%	9,575.88	6,376.07	0.00	N/A	07/01/27	--	3,174,326.13	3,167,950.06	05/01/22
55	1749247	RT	North Richland Hills	TX	Actual/360	3.960%	10,534.47	6,094.45	0.00	N/A	07/01/27	--	3,192,265.04	3,186,170.59	05/01/22
56	1749245	SS	Fort Worth	TX	Actual/360	3.940%	10,477.86	6,110.83	0.00	N/A	03/01/27	--	3,191,226.70	3,185,115.87	05/01/22
57	300801636	SS	Las Vegas	NV	Actual/360	4.600%	12,726.67	0.00	0.00	N/A	07/01/27	--	3,320,000.00	3,320,000.00	05/01/22
58	470104640	MF	Brooklyn	NY	Actual/360	3.840%	8,738.75	5,308.37	0.00	N/A	07/01/27	--	2,730,859.78	2,725,551.41	05/01/22
59	470104570	MF	Jackson Heights	NY	Actual/360	3.720%	8,431.98	5,410.47	0.00	N/A	06/01/27	--	2,719,994.65	2,714,584.18	05/01/22
60	470101160	MF	New York	NY	Actual/360	3.890%	7,985.97	2,703.24	0.00	N/A	06/01/27	--	2,463,537.94	2,460,834.70	05/01/22
61	470104550	MF	Oyster Bay	NY	Actual/360	3.680%	7,224.22	4,713.75	0.00	N/A	06/01/27	--	2,355,722.49	2,351,008.74	05/01/22
62	470104320	MF	East Islip	NY	Actual/360	3.810%	7,211.93	2,536.87	0.00	N/A	06/01/27	--	2,271,474.24	2,268,937.37	05/01/22
63	470104510	MF	Elmhurst	NY	Actual/360	3.760%	7,112.22	2,563.07	0.00	N/A	06/01/27	--	2,269,857.32	2,267,294.25	05/01/22
65	600939800	RT	Watsonville	CA	Actual/360	4.750%	7,388.29	3,175.07	0.00	N/A	06/11/27	--	1,866,514.39	1,863,339.32	05/11/22
66	470104890	MF	Yonkers	NY	Actual/360	3.820%	5,359.06	3,282.23	0.00	N/A	07/01/27	--	1,683,474.49	1,680,192.26	05/01/22
67	410939766	RT	San Francisco	CA	Actual/360	4.470%	6,153.83	2,934.45	0.00	N/A	06/11/27	--	1,652,034.21	1,649,099.76	05/11/22
68	470104340	MF	New York	NY	Actual/360	3.810%	4,958.20	1,744.10	0.00	N/A	06/01/27	--	1,561,638.52	1,559,894.42	05/01/22
69	470104220	MF	New York	NY	Actual/360	3.890%	4,429.91	2,636.52	0.00	N/A	07/01/27	--	1,366,552.14	1,363,915.62	05/01/22
70	410940226	98	Milton	GA	Actual/360	5.210%	2,502.41	8,207.08	0.00	N/A	05/11/24	--	576,370.70	568,163.62	05/11/22
71	470104770	MF	New York	NY	Actual/360	4.160%	2,967.17	884.33	0.00	N/A	06/01/27	--	855,915.39	855,031.06	05/01/22
72	470104360	MF	Brooklyn	NY	Actual/360	4.240%	2,589.70	1,341.14	0.00	N/A	07/01/27	--	732,932.64	731,591.50	05/01/22
Totals							3,069,087.05	774,896.00	0.00				886,179,359.86	885,404,463.86
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	179,921,263.00	46,309,730.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	53,160,807.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	54,501,265.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	42,653,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,824,834.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,335,403.06	888,888.02	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,458,279.27	1,262,455.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,156,168.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,496,674.91)	(3,494,347.56)	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,169,830.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,266,629.67	1,727,708.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(947,131.00)	(473,920.00)	01/01/21	06/30/21	05/11/22	5,486,696.08	585,180.82	91,598.25	2,349,485.60	0.00	0.00
13	1,747,326.39	1,088,527.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,618,044.45	661,824.47	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	764,451.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,722,486.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,038,922.86	490,151.32	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,869,090.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,823,679.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,894,655.99	2,522,418.75	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,354,844.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	896,257.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,106,304.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,179,925.90	314,601.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	868,764.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	881,667.92	831,517.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	422,635.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	803,896.89	185,082.60	05/01/21	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	635,200.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,263,507.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	373,188.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	753,548.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	931,126.76	232,573.82	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	539,848.14	147,779.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	533,268.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,132,407.48	952,961.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	530,564.14	177,554.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	192,007.00	203,191.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	177,263.00	361,765.00	12/30/19	12/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	584,892.97	164,300.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	512,518.57	144,865.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	440,856.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	359,153.00	360,100.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	404,658.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	170,916.00	303,104.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	163,873.00	271,346.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	183,249.00	204,265.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	158,750.00	254,541.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	309,183.00	217,550.00	12/31/20	12/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	421,616.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	809,644.53	220,787.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	149,601.00	203,672.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	324,633.00	291,880.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	213,320.00	147,510.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	227,233.00	186,506.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	160,428.00	159,413.00	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	127,562.00	41,728.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	201,981.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	91,289.00	134,848.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	79,405.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	100,886.00	90,974.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	322,043.00	400,156.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	14,671.00	129,201.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	171,901.00	167,835.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	391,576,726.15	59,672,131.39				5,486,696.08	585,180.82	91,598.25	2,349,485.60	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	1	20,247,942.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155733%	4.127940%	58
04/18/22	0	0.00	0	0.00	1	20,282,786.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155936%	4.128132%	59
03/17/22	0	0.00	0	0.00	1	20,314,882.23	0	0.00	0	0.00	0	0.00	0	0.00	1	8,093,167.52	4.156123%	4.128309%	60
02/17/22	0	0.00	0	0.00	1	20,354,706.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165687%	4.137362%	60
01/18/22	0	0.00	0	0.00	1	20,386,515.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.165875%	4.137540%	61
12/17/21	0	0.00	0	0.00	1	20,418,197.47	0	0.00	0	0.00	0	0.00	0	0.00	1	1,989,847.21	4.166061%	4.137717%	62
11/18/21	0	0.00	0	0.00	1	20,452,384.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.167824%	4.139498%	63
10/18/21	0	0.00	0	0.00	1	20,483,804.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168009%	4.139674%	64
09/17/21	0	0.00	0	0.00	1	20,517,737.98	0	0.00	0	0.00	1	10,856,008.10	0	0.00	0	0.00	4.168208%	4.139862%	65
08/17/21	0	0.00	0	0.00	2	31,421,871.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168390%	4.137023%	66
07/16/21	0	0.00	0	0.00	2	31,469,811.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168572%	4.137193%	67
06/17/21	0	0.00	0	0.00	1	20,613,494.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168767%	4.137376%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	600940183	03/11/20	25	6	91,598.25	2,349,485.60	1,258,767.37	21,083,258.05	05/20/20	13
Totals					91,598.25	2,349,485.60	1,258,767.37	21,083,258.05

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		19,981,641	19,981,641	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		568,164	568,164	0		0
25 - 36 Months		60,900,000	60,900,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		131,625,213	131,625,213	0		0
> 60 Months		672,329,447	652,081,505	20,247,942		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	885,404,464	865,156,522	0	0	20,247,942	0
Apr-22	886,179,360	865,896,574	0	0	20,282,786	0
Mar-22	886,898,339	866,583,456	0	0	20,314,882	0
Feb-22	895,881,589	875,526,883	0	0	20,354,706	0
Jan-22	896,605,239	876,218,724	0	0	20,386,515	0
Dec-21	897,326,159	876,907,961	0	0	20,418,197	0
Nov-21	900,092,049	879,639,665	0	0	20,452,385	0
Oct-21	900,810,267	880,326,463	0	0	20,483,804	0
Sep-21	901,580,851	881,063,113	0	0	20,517,738	0
Aug-21	902,293,450	870,871,578	0	0	31,421,871	0
Jul-21	903,003,359	871,533,548	0	0	31,469,811	0
Jun-21	903,765,932	883,152,438	0	0	20,613,494	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	600940183	20,247,942.00	21,083,258.05	21,000,000.00	12/01/21	(603,196.00)	(0.88620)	06/30/21	07/11/27	301
Totals		20,247,942.00	21,083,258.05	21,000,000.00		(603,196.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	600940183	LO	CT	05/20/20	13

The loan initially transferred to Midland as Special Servicer on 5/20/20 for Imminent Default. Servicing rights transferred to LNR on 1/31/22. Borrower defaulted on payments and Loan remains past due. Lender has engaged counsel to commence enforcemen t of remedies. GF was appointed receiver in December 2022. Borrower has indicated they will be cooperative in transferring title. Lender is evaluating options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	1749660	0.00	4.18000%	0.00	4.18000%	10	01/15/21	01/06/21	09/13/21
24	410937694	10,108,074.56	4.99000%	10,108,074.56 4.99000%		10	04/10/20	04/11/20	06/11/20
Totals		10,108,074.56		10,108,074.56
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	4,225.58	0.00	0.00	21,112.35	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,225.58	0.00	0.00	21,112.35	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,337.93

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29